Post Retirement Plans - Schedule of Changes in Projected Benefit Obligations (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Defined Benefit Plan Roll Forwards [Abstract]
Benefit obligation at beginning of year	₨ 34	$ 0.5	₨ 33
Service cost	13	0.2	12
Interest cost	3	0.0	3
Net actuarial loss (gain)	16	0.2	4
Benefits paid	(16)	(0.2)	(17)
Benefit obligation at end of year	50	$ 0.7	34
Amounts recognized in statement of financial position at March 31 consist of:
Other non-current liabilities	47		29	$ 0.6
Other current liabilities	3		5	0.1
Net amount recognized	₨ 50		₨ 34	$ 0.7